Redeemable Convertible Preferred Stock and Stockholders' Deficit - Redeemable Common Stock, and Stockholders' Equity Deficit - Stock Option Plan (FY) (Details) - USD ($)
$ / shares in Units, $ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Option Plan [Abstract]
Granted (in shares)	0	0	0	23,300,000
Granted (in dollars per share)	$ 0		$ 0	$ 3.48
Fair value of shares vested	$ 18	$ 18	$ 45	$ 10	$ 2
Intrinsic value of stock options exercised	$ 170	$ 14	$ 117	$ 38	$ 0
Stock Options
Stock Option Plan [Abstract]
Granted (in dollars per share)				$ 6.5	$ 0.47
2019 And 2025 Plans | Stock Options | Minimum
Stock Option Plan [Abstract]
Vesting period	3 years
2019 And 2025 Plans | Stock Options | Maximum
Stock Option Plan [Abstract]
Vesting period	4 years
Expiration period	10 years
2019 Plan | Stock Options
Stock Option Plan [Abstract]
Number of shares authorized (in shares)			73,637,600	66,637,600
Number of shares available for grant (in shares)			3,750,480	11,061,240
Expiration period			10 years
2019 Plan | Stock Options | Minimum
Stock Option Plan [Abstract]
Vesting period			3 years
2019 Plan | Stock Options | Maximum
Stock Option Plan [Abstract]
Vesting period			4 years